Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses		$ 3,123,125	[1]	$ 16,070,168
Deposit settlement receivables		22,700,382		12,210,112
Federal income tax receivable		1,425,403		8,190,754
Deposits		4,983,679		20,106,374
Deferred equity issuance costs		7,603,867		2,340,539
Accounts receivables		3,771,645		693,769
Non-income based foreign tax receivable		1,568,822		1,895,925
Note receivable				2,852,106
Other		5,167,913		3,044,196
Total	$ 82,585,247	$ 50,344,836		$ 67,403,943

[1]	Includes $13,772,358 of unamortized sponsorship fees as of December 31, 2023. See Note 24 — Commitments and Contingencies for sponsorship details.